JPMorgan Mid Cap Growth Fund
Schedule of Portfolio Investments as of September 30, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY.  IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Mid Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.3%
Aerospace & Defense — 1.1%
HEICO Corp., Class A	765	98,823
Automobiles — 0.5%
Thor Industries, Inc. (a)	449	42,673
Beverages — 0.8%
Constellation Brands, Inc., Class A	301	75,568
Biotechnology — 6.0%
Alnylam Pharmaceuticals, Inc. *	503	89,091
Apellis Pharmaceuticals, Inc. *	696	26,468
Exact Sciences Corp. *	1,264	86,218
Exelixis, Inc. *	3,163	69,121
Natera, Inc. *	1,614	71,415
Neurocrine Biosciences, Inc. *	659	74,102
Sarepta Therapeutics, Inc. *	437	52,976
Seagen, Inc. *	387	82,200
		551,591
Building Products — 1.9%
Trane Technologies plc	849	172,268
Capital Markets — 8.5%
Ares Management Corp.	1,398	143,801
FactSet Research Systems, Inc.	204	89,174
KKR & Co., Inc.	1,404	86,504
LPL Financial Holdings, Inc.	558	132,597
MSCI, Inc.	222	114,119
Raymond James Financial, Inc.	581	58,365
S&P Global, Inc.	203	74,067
Tradeweb Markets, Inc., Class A	989	79,304
		777,931
Commercial Services & Supplies — 3.8%
Cintas Corp.	202	97,209
Copart, Inc. *	4,650	200,351
MSA Safety, Inc.	317	49,983
		347,543
Communications Equipment — 0.5%
Arista Networks, Inc. *	225	41,468
Construction & Engineering — 2.5%
AECOM	871	72,365
Quanta Services, Inc.	830	155,220
		227,585
Distributors — 1.0%
Pool Corp.	257	91,568
Diversified Consumer Services — 0.7%
Bright Horizons Family Solutions, Inc. * (a)	832	67,808

JPMorgan Mid Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Electrical Equipment — 2.2%
AMETEK, Inc.	643	94,955
Hubbell, Inc.	331	103,820
		198,775
Electronic Equipment, Instruments & Components — 2.8%
Jabil, Inc.	856	108,607
Keysight Technologies, Inc. *	394	52,095
Teledyne Technologies, Inc. *	156	63,827
Zebra Technologies Corp., Class A *	144	34,033
		258,562
Energy Equipment & Services — 1.2%
TechnipFMC plc (United Kingdom)	5,488	111,635
Entertainment — 1.1%
Take-Two Interactive Software, Inc. *	725	101,712
Financial Services — 1.4%
Global Payments, Inc.	335	38,666
Remitly Global, Inc. *	3,511	88,556
		127,222
Ground Transportation — 3.3%
JB Hunt Transport Services, Inc.	456	85,911
Old Dominion Freight Line, Inc.	326	133,429
Uber Technologies, Inc. *	1,794	82,497
		301,837
Health Care Equipment & Supplies — 5.4%
Align Technology, Inc. *	358	109,466
Cooper Cos., Inc. (The)	155	49,321
Dexcom, Inc. *	1,391	129,744
Hologic, Inc. *	555	38,527
IDEXX Laboratories, Inc. *	253	110,678
Shockwave Medical, Inc. *	261	51,944
		489,680
Health Care Providers & Services — 3.1%
Acadia Healthcare Co., Inc. *	1,038	73,031
Centene Corp. *	1,292	88,984
McKesson Corp.	273	118,683
		280,698
Hotels, Restaurants & Leisure — 5.6%
Aramark	1,498	51,972
Chipotle Mexican Grill, Inc. *	30	55,770
Domino's Pizza, Inc.	335	126,691
DoorDash, Inc., Class A *	1,149	91,335
Hilton Worldwide Holdings, Inc.	705	105,930

JPMorgan Mid Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hotels, Restaurants & Leisure — continued
Las Vegas Sands Corp.	834	38,235
Royal Caribbean Cruises Ltd. * (a)	461	42,446
		512,379
Household Durables — 1.1%
Garmin Ltd.	510	53,699
Helen of Troy Ltd. *	415	48,344
		102,043
Insurance — 1.5%
Arthur J Gallagher & Co. (a)	352	80,071
Progressive Corp. (The)	412	57,425
		137,496
IT Services — 2.5%
MongoDB, Inc. * (a)	447	154,609
Snowflake, Inc., Class A *	465	71,027
		225,636
Life Sciences Tools & Services — 5.4%
10X Genomics, Inc., Class A *	670	27,614
Agilent Technologies, Inc.	1,198	133,998
IQVIA Holdings, Inc. * (a)	643	126,507
Mettler-Toledo International, Inc. *	74	82,361
West Pharmaceutical Services, Inc.	337	126,384
		496,864
Machinery — 2.7%
Ingersoll Rand, Inc.	1,352	86,173
ITT, Inc.	1,001	98,052
Toro Co. (The)	786	65,287
		249,512
Media — 2.1%
Trade Desk, Inc. (The), Class A *	2,500	195,388
Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	869	32,415
Oil, Gas & Consumable Fuels — 3.3%
Cheniere Energy, Inc.	1,283	212,947
EOG Resources, Inc.	691	87,539
		300,486
Pharmaceuticals — 0.6%
Royalty Pharma plc, Class A	1,846	50,092
Professional Services — 3.1%
Booz Allen Hamilton Holding Corp.	1,014	110,747
Equifax, Inc.	461	84,520
Verisk Analytics, Inc.	386	91,161
		286,428

JPMorgan Mid Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Semiconductors & Semiconductor Equipment — 5.2%
Allegro MicroSystems, Inc. (Japan) *	568	18,144
Entegris, Inc.	719	67,541
Lam Research Corp.	119	74,729
Marvell Technology, Inc.	1,303	70,505
Monolithic Power Systems, Inc.	196	90,353
ON Semiconductor Corp. *	714	66,407
Rambus, Inc. *	834	46,517
SolarEdge Technologies, Inc. * (a)	290	37,557
		471,753
Software — 10.6%
Cadence Design Systems, Inc. *	215	50,274
Confluent, Inc., Class A * (a)	3,216	95,233
Crowdstrike Holdings, Inc., Class A *	1,034	173,023
DocuSign, Inc. *	829	34,815
Five9, Inc. *	545	35,027
HashiCorp, Inc., Class A *	1,914	43,704
HubSpot, Inc. *	315	155,209
Palo Alto Networks, Inc. * (a)	470	110,256
Procore Technologies, Inc. *	1,219	79,651
Synopsys, Inc. *	139	63,770
Workday, Inc., Class A *	350	75,083
Zoom Video Communications, Inc., Class A *	734	51,322
		967,367
Specialty Retail — 4.8%
AutoZone, Inc. *	20	51,526
Burlington Stores, Inc. *	290	39,281
Floor & Decor Holdings, Inc., Class A * (a)	578	52,349
Ross Stores, Inc.	1,769	199,770
Tractor Supply Co. (a)	487	98,805
		441,731
Textiles, Apparel & Luxury Goods — 0.9%
Lululemon Athletica, Inc. *	203	78,281
Trading Companies & Distributors — 0.7%
Air Lease Corp.	1,641	64,671
Total Common Stocks (Cost $7,424,982)		8,977,489
Short-Term Investments — 3.8%
Investment Companies — 1.9%
JPMorgan Prime Money Market Fund Class IM Shares, 5.48% (b) (c) (Cost $170,060)	170,032	170,083
Investment of Cash Collateral from Securities Loaned — 1.9%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.52% (b) (c)	157,885	157,917

JPMorgan Mid Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — continued
Investment of Cash Collateral from Securities Loaned — continued
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (b) (c)	18,078	18,078
Total Investment of Cash Collateral from Securities Loaned (Cost $175,995)		175,995
Total Short-Term Investments (Cost $346,055)		346,078
Total Investments — 102.1% (Cost $7,771,037)		9,323,567
Liabilities in Excess of Other Assets — (2.1)%		(189,414)
NET ASSETS — 100.0%		9,134,153

Percentages indicated are based on net assets.

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2023. The total value of securities on loan at September 30, 2023 is $172,089.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2023.

JPMorgan Mid Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$9,323,567	$—	$—	$9,323,567

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan Mid Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2023
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2023	Shares at September 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.48% (a) (b)	$128,783	$469,032	$427,747	$5	$10	$170,083	170,032	$2,197	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.52% (a) (b)	137,903	404,000	383,999	10	3	157,917	157,885	1,821	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (a) (b)	23,086	212,947	217,955	—	—	18,078	18,078	285	—
Total	$289,772	$1,085,979	$1,029,701	$15	$13	$346,078		$4,303	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2023.